CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Discount on convertible notes payable (in Dollars)	$ 166,307	$ 0
Discount on notes payable (in Dollars)	$ 0	$ 20,568
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	250,000,000	250,000,000
Common stock, shares issued (in Shares)	102,002,731	97,664,462
Common stock, shares outstanding (in Shares)	102,002,731	97,664,462
Series I Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	100	100
Preferred stock, shares issued (in Shares)	100	100
Preferred stock, shares outstanding (in Shares)	100	100
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	8,000,000	8,000,000
Preferred stock, shares issued (in Shares)	4,000,000	4,000,000
Preferred stock, shares outstanding (in Shares)	4,000,000	4,000,000
Series G Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	0	1,500,000
Preferred stock, shares issued (in Shares)	0	100,000
Preferred stock, shares outstanding (in Shares)	0	100,000